Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography and industry (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
On-balance sheet:
Cash and balances at central banks	£ 169,085	[1]	£ 155,902	£ 125,940
Cash collateral and settlement balances	88,085	[2]	97,616
Loans and advances at amortised cost	145,259	[2]	134,267
Reverse repurchase agreements and other similar secured lending	3,177	[2]	8,981
Trading portfolio assets	146,871	[2]	127,664
Financial assets at fair value through the income statement	188,226	[2]	171,761
Derivative financial instruments	262,291	[2]	302,693
Financial assets at fair value through other comprehensive income	45,908	[2]	51,902
Other assets	994		614
Total assets	1,061,778	[2]	1,059,731	£ 876,700
Off-balance sheet:
Contingent liabilities	23,746		20,932
Total off-balance sheet	308,197		285,954
Credit risk
On-balance sheet:
Cash and balances at central banks	169,085		155,902
Cash collateral and settlement balances	88,085		97,616
Loans and advances at amortised cost	145,259		134,267
Reverse repurchase agreements and other similar secured lending	3,177		8,981
Trading portfolio assets	63,225		64,544
Financial assets at fair value through the income statement	183,428		168,019
Derivative financial instruments	262,291		302,693
Financial assets at fair value through other comprehensive income	45,907		51,901
Other assets	994		614
Total assets	961,451		984,537
Off-balance sheet:
Contingent liabilities	23,746		20,932
Loan commitments	284,451		265,022
Total off-balance sheet	308,197		285,954
Total	1,269,648		1,270,491
Credit risk | Banks
On-balance sheet:
Cash and balances at central banks	28		3
Cash collateral and settlement balances	14,605		17,961
Loans and advances at amortised cost	7,955		8,649
Reverse repurchase agreements and other similar secured lending	595		656
Trading portfolio assets	2,560		2,752
Financial assets at fair value through the income statement	26,239		22,766
Derivative financial instruments	120,607		155,986
Financial assets at fair value through other comprehensive income	9,942		13,003
Other assets	401		303
Total assets	182,932		222,079
Off-balance sheet:
Contingent liabilities	1,005		1,150
Loan commitments	1,340		1,773
Total off-balance sheet	2,345		2,923
Total	185,277		225,002
Credit risk | Other financial insti-tutions
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	61,252		66,696
Loans and advances at amortised cost	33,563		24,766
Reverse repurchase agreements and other similar secured lending	2,049		7,964
Trading portfolio assets	8,818		11,464
Financial assets at fair value through the income statement	131,232		131,929
Derivative financial instruments	117,050		116,421
Financial assets at fair value through other comprehensive income	2,972		4,258
Other assets	474		193
Total assets	357,410		363,691
Off-balance sheet:
Contingent liabilities	7,772		5,501
Loan commitments	53,212		51,900
Total off-balance sheet	60,984		57,401
Total	418,394		421,092
Credit risk | Manu- facturing
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	320		375
Loans and advances at amortised cost	5,821		7,122
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	4,881		4,104
Financial assets at fair value through the income statement	763		603
Derivative financial instruments	4,168		4,126
Financial assets at fair value through other comprehensive income	0		1
Other assets	1		5
Total assets	15,954		16,336
Off-balance sheet:
Contingent liabilities	3,080		3,187
Loan commitments	42,434		39,447
Total off-balance sheet	45,514		42,634
Total	61,468		58,970
Credit risk | Const- ruction and property
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	79		35
Loans and advances at amortised cost	13,714		12,889
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	1,048		516
Financial assets at fair value through the income statement	5,444		2,481
Derivative financial instruments	1,898		2,725
Financial assets at fair value through other comprehensive income	514		333
Other assets	0		3
Total assets	22,697		18,982
Off-balance sheet:
Contingent liabilities	1,342		1,260
Loan commitments	15,752		12,843
Total off-balance sheet	17,094		14,103
Total	39,791		33,085
Credit risk | Govern- ment and central bank
On-balance sheet:
Cash and balances at central banks	169,057		155,899
Cash collateral and settlement balances	10,684		10,828
Loans and advances at amortised cost	15,462		13,759
Reverse repurchase agreements and other similar secured lending	533		361
Trading portfolio assets	32,483		35,607
Financial assets at fair value through the income statement	13,935		5,519
Derivative financial instruments	7,233		11,649
Financial assets at fair value through other comprehensive income	31,975		33,774
Other assets	8		1
Total assets	281,370		267,397
Off-balance sheet:
Contingent liabilities	1,092		1,028
Loan commitments	1,360		1,398
Total off-balance sheet	2,452		2,426
Total	283,822		269,823
Credit risk | Energy and water
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	390		871
Loans and advances at amortised cost	4,244		4,554
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	4,043		3,052
Financial assets at fair value through the income statement	76		13
Derivative financial instruments	3,544		3,288
Financial assets at fair value through other comprehensive income	0		0
Other assets	0		10
Total assets	12,297		11,788
Off-balance sheet:
Contingent liabilities	3,284		3,223
Loan commitments	26,447		25,766
Total off-balance sheet	29,731		28,989
Total	42,028		40,777
Credit risk | Wholesale and retail distribution and leisure
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	60		30
Loans and advances at amortised cost	7,266		7,814
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	1,734		1,883
Financial assets at fair value through the income statement	181		64
Derivative financial instruments	1,172		1,235
Financial assets at fair value through other comprehensive income	0		0
Other assets	0		1
Total assets	10,413		11,027
Off-balance sheet:
Contingent liabilities	1,182		978
Loan commitments	15,811		16,626
Total off-balance sheet	16,993		17,604
Total	27,406		28,631
Credit risk | Business and other services
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	354		576
Loans and advances at amortised cost	13,881		13,528
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	4,716		2,625
Financial assets at fair value through the income statement	3,547		3,479
Derivative financial instruments	2,825		2,496
Financial assets at fair value through other comprehensive income	444		527
Other assets	105		95
Total assets	25,872		23,326
Off-balance sheet:
Contingent liabilities	3,118		2,283
Loan commitments	25,201		24,001
Total off-balance sheet	28,319		26,284
Total	54,191		49,610
Credit risk | Home loans
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	10,985		11,193
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	1,595		971
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	0		0
Other assets	0		0
Total assets	12,580		12,164
Off-balance sheet:
Contingent liabilities	0		0
Loan commitments	341		134
Total off-balance sheet	341		134
Total	12,921		12,298
Credit risk | Cards, unsecured loans and other personal lending
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	26,477		23,955
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	0		0
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	0		0
Other assets	0		0
Total assets	26,477		23,955
Off-balance sheet:
Contingent liabilities	73		155
Loan commitments	76,759		69,646
Total off-balance sheet	76,832		69,801
Total	103,309		93,756
Credit risk | Other
On-balance sheet:
Cash and balances at central banks	0		0
Cash collateral and settlement balances	341		244
Loans and advances at amortised cost	5,891		6,038
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	2,942		2,541
Financial assets at fair value through the income statement	416		194
Derivative financial instruments	3,794		4,767
Financial assets at fair value through other comprehensive income	60		5
Other assets	5		3
Total assets	13,449		13,792
Off-balance sheet:
Contingent liabilities	1,798		2,167
Loan commitments	25,794		21,488
Total off-balance sheet	27,592		23,655
Total	41,041		37,447
United Kingdom | Credit risk
On-balance sheet:
Cash and balances at central banks	45,470		31,235
Cash collateral and settlement balances	30,107		30,261
Loans and advances at amortised cost	62,269		61,754
Reverse repurchase agreements and other similar secured lending	9		10
Trading portfolio assets	12,852		9,787
Financial assets at fair value through the income statement	26,096		31,745
Derivative financial instruments	78,449		93,685
Financial assets at fair value through other comprehensive income	4,525		6,921
Other assets	747		392
Total assets	260,524		265,790
Off-balance sheet:
Contingent liabilities	7,926		5,200
Loan commitments	46,616		46,746
Total off-balance sheet	54,542		51,946
Total	315,066		317,736
Americas | Credit risk
On-balance sheet:
Cash and balances at central banks	38,735		36,063
Cash collateral and settlement balances	28,272		27,255
Loans and advances at amortised cost	50,718		40,403
Reverse repurchase agreements and other similar secured lending	123		152
Trading portfolio assets	29,478		31,003
Financial assets at fair value through the income statement	95,456		88,302
Derivative financial instruments	91,992		90,796
Financial assets at fair value through other comprehensive income	20,750		19,451
Other assets	224		185
Total assets	355,748		333,610
Off-balance sheet:
Contingent liabilities	10,329		10,121
Loan commitments	192,270		175,893
Total off-balance sheet	202,599		186,014
Total	558,347		519,624
Europe | Credit risk
On-balance sheet:
Cash and balances at central banks	76,846		69,962
Cash collateral and settlement balances	21,754		30,105
Loans and advances at amortised cost	23,576		23,931
Reverse repurchase agreements and other similar secured lending	351		323
Trading portfolio assets	15,062		16,861
Financial assets at fair value through the income statement	30,080		25,706
Derivative financial instruments	75,245		101,099
Financial assets at fair value through other comprehensive income	15,603		22,138
Other assets	17		37
Total assets	258,534		290,162
Off-balance sheet:
Contingent liabilities	3,957		3,809
Loan commitments	38,567		36,713
Total off-balance sheet	42,524		40,522
Total	301,058		330,684
Asia | Credit risk
On-balance sheet:
Cash and balances at central banks	7,789		17,987
Cash collateral and settlement balances	7,210		9,487
Loans and advances at amortised cost	4,775		4,859
Reverse repurchase agreements and other similar secured lending	2,508		8,285
Trading portfolio assets	4,943		5,947
Financial assets at fair value through the income statement	21,798		14,742
Derivative financial instruments	14,709		14,532
Financial assets at fair value through other comprehensive income	4,666		3,276
Other assets	6		0
Total assets	68,404		79,115
Off-balance sheet:
Contingent liabilities	1,131		1,222
Loan commitments	5,079		4,132
Total off-balance sheet	6,210		5,354
Total	74,614		84,469
Africa and Middle East | Credit risk
On-balance sheet:
Cash and balances at central banks	245		655
Cash collateral and settlement balances	742		508
Loans and advances at amortised cost	3,921		3,320
Reverse repurchase agreements and other similar secured lending	186		211
Trading portfolio assets	890		946
Financial assets at fair value through the income statement	9,998		7,524
Derivative financial instruments	1,896		2,581
Financial assets at fair value through other comprehensive income	363		115
Other assets	0		0
Total assets	18,241		15,860
Off-balance sheet:
Contingent liabilities	403		580
Loan commitments	1,919		1,538
Total off-balance sheet	2,322		2,118
Total	£ 20,563		£ 17,978

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.